Accrued Liabilities	12 Months Ended
Oct. 02, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

Note 5 – Accrued Liabilities

The components of accrued liabilities for the years ended October 2, 2011 and October 3, 2010 are summarized below:

	(Thousands)
	Year Ended October 2, 2011	Year Ended October 3, 2010

Deferred Rent Expense	$92	$116
Accrued Vacation	156	178
Property Taxes	2	18
Accrued Interest	16	-
Franchise Taxes	20	2
Operating Expenses	104	119
Payroll & Payroll Related	157	141
Total Accrued Expenses	$547	$574